Income Taxes - Schedule of Significant Components of Provision (Benefit) for Income Tax (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 25, 2020	Dec. 27, 2019	Dec. 25, 2020	Dec. 27, 2019	Mar. 27, 2020	Mar. 29, 2019
Current:
Federal					$ 15,146	$ 6,384
State					1,468	976
Foreign					4,468	5,225
Total current	$ (12,169)	$ 1,703	$ (9,764)	$ 5,980	21,082	12,585
Deferred:
Federal					(4,431)	2,956
State					18	199
Foreign					(496)	(1,140)
Total deferred			(17,526)	(288)	(4,909)	2,015
(Benefit) provision for income taxes	$ (30,523)	$ 1,542	$ (27,913)	$ 11,710	$ 16,173	$ 14,601